Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	5.14%	5.68%	22.62%	(4.38%)	38.60%	7.51%	18.44%
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	[2]	26.95%	2.47%	10.95%	(13.47%)	1.05%	27.20%	6.62%	(14.23%)	23.56%	10.61%
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	[3]	16.27%	8.62%	16.05%	(7.50%)	16.19%	18.86%	25.95%	(10.95%)	15.18%	17.91%

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
[2]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
[3]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.